Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

The Company issued 1,186,000 shares of its ordinary stock for a nominal remaining exercise price for the conversion of prefunded warrants pursuant to the SPA entered into in May 2025 (Note 13). Additionally, 135,000 shares were issued to service providers as compensation pursuant to consulting agreements at a value of $194,700.

On August 4, 2025, we entered into a securities purchase agreement with an institutional investor (the “Purchaser”) pursuant to which we sold to the Purchaser 2,222,222 pre-funded units with each pre-funded unit consisting of one pre-funded warrant to purchase one ordinary share and one and one-half ordinary warrants (the “Offering”). Each pre-funded unit was sold at an offering price of $1.35 less the nominal remaining exercise price of $0.001. The Offering resulted in gross proceeds to us of approximately $3,000,000 before deducting placement agent fees and other estimated offering expenses. The offering closed on August 5, 2025.

Subsequent to June 30, 2025, the Company repaid $300,000 for the fourth promissory note.